UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford Antignas
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Sanford Antignas, New York, NY, February 17, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            48
                                         ------------------

Form 13F Information Table Value Total:       $820418
                                         ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      --------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------            --------     -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM         00651F108   76465    23171338  SH           OTHER          1           0     23171338   0
------------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE ASSET MGMT ACQU COM         02149U101     924      100000  SH           OTHER          1           0       100000   0
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     COM         049162100     186       20500  SH           OTHER          1           0        20500   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     UNIT        049162209     374       41100  SH           OTHER          1           0        41100   0
CORP                        99/99/9999
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM         087866109      14       39529  SH           OTHER          1           0        39529   0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM         109696104   77253     2874000  SH   CALL    OTHER          1           0      2874000   0
------------------------------------------------------------------------------------------------------------------------------------
CENTERPLATE INC             UNIT        15200E204      83       48400  SH           OTHER          1           0        48400   0
                            99/99/9999
------------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM         163893100    2005     1432058  SH           OTHER          1           0      1432058   0
------------------------------------------------------------------------------------------------------------------------------------
COLUMBUS ACQUISITION CORP   COM         198851107     383       50000  SH           OTHER          1           0        50000   0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW     208464883   74859    14451460  SH           OTHER          1           0     14451460   0
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR     211615307    5324      330900  SH           OTHER          1           0       330900   0
                            $0.25
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM         270321102   76716    11348540  SH           OTHER          1           0     11348540   0
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM         26874Q100   10255      361221  SH           OTHER          1           0       361221   0
------------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT GROUP   CL A        34958B106      20       20000  SH           OTHER          1           0        20000   0
LL
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM         368682100   29565     8034059  SH           OTHER          1           0      8034059   0
------------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------            --------     -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
GEOPETRO RESOURCES CO       COM         37248H304      12       17070  SH           OTHER          1           0        17070   0
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC NEW   SHS A       Y27183105    1024      357922  SH           OTHER          1           0       357922   0
------------------------------------------------------------------------------------------------------------------------------------
HERBALIFE LTD               COM USD SHS G4412G101     217       10000  SH           OTHER          1           0        10000   0
------------------------------------------------------------------------------------------------------------------------------------
HICKS ACQUISITION CO I INC  COM         429086309    1820      200000  SH           OTHER          1           0       200000   0
------------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM         430880104    5152      560000  SH           OTHER          1           0       560000   0
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                  RUSSELL     464287655    1749       35500  SH           OTHER          1           0        35500   0
                            2000
------------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC         COM         492914106    6785     1538532  SH           OTHER          1           0      1538532   0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION HLDGS   COM         53015Y107     203       24480  SH           OTHER          1           0        24480   0
CO
------------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM         58439W108     169       22000  SH           OTHER          1           0        22000   0
------------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM         632347100   12952     1018200  SH           OTHER          1           0      1018200   0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM         639067107      81       15917  SH           OTHER          1           0        15917   0
------------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM         666135108      87       87800  SH           OTHER          1           0        87800   0
------------------------------------------------------------------------------------------------------------------------------------
OCH ZIFF CAP MGMT GROUP     CL A        67551U105      52       10000  SH           OTHER          1           0        10000   0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW    692830508     421      351085  SH           OTHER          1           0       351085   0
------------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM         71714G102    2996     1302800  SH           OTHER          1           0      1302800   0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM         74153Q102   23970     1500000  SH   CALL    OTHER          1           0      1500000   0
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP       75966C115      14      476200  SH           OTHER          1           0       476200   0
CORP                        01/28/201
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM         75966C305    5853     1064100  SH           OTHER          1           0      1064100   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW     776338204     256      483035  SH           OTHER          1           0       483035   0
------------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------            --------     -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
ROWAN COS INC               COM         779382100  130280     8193717  SH           OTHER          1           0      8193717   0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100   39750     2500000  SH   CALL    OTHER          1           0      2500000   0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM         784413106   14155     1608550  SH           OTHER          1           0      1608550   0
------------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     COM         78470A104   94140    10322400  SH           OTHER          1           0     10322400   0
INC
------------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     *W EXP      78470A112    2692    16822400  SH           OTHER          1           0     16822400   0
INC                         10/10/201
------------------------------------------------------------------------------------------------------------------------------------
SAPPHIRE INDUSTRIALS CORP   COM         80306T109    1105      120000  SH           OTHER          1           0       120000   0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM         816288104    3534     4207681  SH           OTHER          1           0      4207681   0
------------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS ACQUS   COM         861923100    4475      573700  SH           OTHER          1           0       573700   0
CO
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM         89366E100    5061      624800  SH           OTHER          1           0       624800   0
GROUP
------------------------------------------------------------------------------------------------------------------------------------
TRIAN ACQUISITION I CORP    COM         89582E108    1782      200000  SH           OTHER          1           0       200000   0
------------------------------------------------------------------------------------------------------------------------------------
TRIPLECROWN ACQUISITION     COM         89677G109    3136      346505  SH           OTHER          1           0       346505   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                 COM         909214108   28075    33029847  SH           OTHER          1           0     33029847   0
------------------------------------------------------------------------------------------------------------------------------------
UNITED REFINING ENERGY CORP COM         911360105     923      100000  SH           OTHER          1           0       100000   0
------------------------------------------------------------------------------------------------------------------------------------
WHX CORP                    COM PAR     929248607   73071     9133889  SH           OTHER          1           0      9133889   0
                            $.01 NEW
------------------------------------------------------------------------------------------------------------------------------------